Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Schedule of outstanding position for each type of derivative contract
	06.30.2026
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain/ (loss) for valuation at fair value at year-end
Forward:
Sales
Corn	932,194	-	(572)	3,285
Soybeans	1,978,198	-	695	(2,039)
Wheat	89,000	-	652	1,960
Livestock	31,680	-	-	89
Cotton	5,250,000	-	480	1,499
Ethanol	16,200	-	70	(3,240)
Sugarcane	6,000,000	-	(262)	807
Purchase
Soybeans	8,300	-	-	(40)
Options:
Sale put
Corn	-	14	-	-
Soybeans	33,500	937	-	(39)
Wheat	-	3	-	-
Purchase put
Corn	1,200	(8)	-	658
Soybeans	500	(374)	-	198
Wheat	2,200	(17)	-	20
Sale call
Corn	3,900	198	-	-
Soybeans	26,400	1,464	-	-
Wheat	1,500	36	-	-
Purchase call
Corn	-	(13)	-	-
Soybeans	363,957	(3,224)	458	-
Ethanol	6,600	-	530	105
Wheat	1,700	(13)	-	-
Cotton	-	-	11	(39)
Total	14,747,029	(997)	2,062	3,224
	06.30.2025
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	(Loss)/ gain for valuation at fair value at year-end
Forward:
Sales
Corn	273,063	-	(1,373)	3,097
Soybeans	320,922	-	712	10,180
Wheat	74,700	-	-	(292)
Livestock	1,650	-	(7)	(350)
Cotton	21,252,400	-	(962)	1,231
Ethanol	58,800	-	2,157	(1,975)
Sugarcane	30,336,000	-	(4)	(60)
Purchase
Corn	41,179	-	-	(274)
Soybeans	42,116	-	-	(282)
Wheat	28,660	-	-	(868)
Options:
Sale put
Corn	5,800	114	-	(25)
Soybeans	46,800	928	-	(238)
Wheat	1,000	36	-	-
Purchase put
Corn	12,981	(85)	(1,088)	(333)
Soybeans	5,000	(270)	142	2,174
Wheat	1,000	(187)	-	-
Cotton	-	-	-	(211)
Livestock	-	-	-	154
Sale call
Corn	27,700	729	-	-
Soybeans	53,796	1,880	-	(28)
Wheat	6,000	91	-	-
Purchase call
Corn	3,000	(162)	-	-
Soybeans	3,600	(323)	-	146
Ethanol	-	-	-	(884)
Wheat	700	(16)	-	-
Cotton	6,350,000	-	3	-
Total	58,946,867	2,735	(420)	11,162

Urban Properties And Investment Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.2026
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	62,568	21,486	1,746	1,606	-	87,406
Borrowings	173,801	68,777	12	75,831	682,820	1,001,241
Lease liabilities	6,108	1,992	1,359	1,030	17,914	28,403
Derivative financial instruments	-	-	-	-	-	-
Total	242,477	92,255	3,117	78,467	700,734	1,117,050

	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	71,683	45	5,434	4	1	77,167
Borrowings	181,662	66,051	75,255	-	535,915	858,883
Lease liabilities	7,336	3,124	572	520	832	12,384
Derivative financial instruments	65	-	-	-	-	65
Total	260,746	69,220	81,261	524	536,748	948,499

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.2026
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	288,578	3,107	-	-	-	291,685
Borrowings	391,344	265,961	302,041	46,790	15,410	1,021,546
Lease liabilities	56,722	78,365	33,669	11,127	25,274	205,157
Derivative financial instruments	2,747	5,700	-	-	-	8,447
Total	739,391	353,133	335,710	57,917	40,684	1,526,835

	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	259,373	2,525	-	-	-	261,898
Borrowings	533,833	165,408	200,377	10,872	24,323	934,813
Lease liabilities	37,524	49,841	61,929	15,988	47,141	212,423
Derivative financial instruments	4,719	5,298	-	-	-	10,017
Total	835,449	223,072	262,306	26,860	71,464	1,419,151

Schedule of key metrics used to manage capital
	06.30.2026	06.30.2025
Gearing ratio (i)	58.16%	58.05%
Debt ratio (ii)	33.05%	31.62%